Shareholder Report, Holdings (Details)	Dec. 31, 2024
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member] | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member] | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member] | Bloom Energy Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member] | eBay, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member] | Global Payments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member] | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member] | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member] | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member] | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member] | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member] | Electronic Equipment & Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member] | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member] | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member] | Bloom Energy Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member] | eBay, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member] | Global Payments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member] | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.90%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member] | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member] | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member] | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member] | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member] | Electronic Equipment & Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%